Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$ (15,376)	$ 5,783	$ (16,245)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
(Gain) Loss from Equity Method Investments	(81)	200	9
Non-cash Expenses	1,745	1,251	1,897
Depreciation, Depletion, Amortization and Accretion	28,446	21,806	25,205
Deferred Income Tax Expense (Benefit)	(7,339)	3,771	(10,713)
Unrealized (Gain) Loss on Derivatives	(12,704)	(5,960)	17,002
Dry Hole Expense	32,769	3	135
(Gain) Loss on Sale of Assets	502	(16,395)	427
Impairment Expense	27,808	8,863	1,625
Changes in operating assets and liabilities
Accounts Receivable	11,118	(14,527)	(7,995)
Inventory, Prepaid Expenses and Other Assets	86	(216)	344
Accounts Payable and Accrued Expenses	(1,128)	32,323	8,801
Other Assets and Liabilities	(1,339)	(2,800)	282
NET CASH PROVIDED BY OPERATING ACTIVITIES	64,507	34,102	20,774
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from Phase I and Phase II Leasing Initiative	3,209	6,352	0
Proceeds from Joint Ventures	0	0	3,120
Change in Restricted Cash	16,086	(16,086)	0
Equity Method Investments	(23,204)	(14,018)	(309)
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other Assets	2,729	79,229	17,998
Acquisitions of Undeveloped Acreage	(78,569)	(72,385)	(17,898)
Capital Expenditures for Development of Oil & Gas Properties and Equipment	(196,825)	(78,013)	(32,972)
NET CASH USED IN INVESTING ACTIVITIES	(276,574)	(94,921)	(30,061)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit	240,000	85,000	27,000
Repayments of Long-Term Debt and Lines of Credit	(25,000)	(98,000)	(19,000)
Repayments of Loans and Other Notes Payable	(879)	(753)	(177)
Debt Issuance Costs	(2,615)	(701)	0
Proceeds from the Issuance of Common Stock, Net of Issuance Costs	0	80,192	0
Proceeds from the Exercise of Stock Options	1,362	220	0
Capital Distributions by the Partners of Equity Method Investments and Consolidated Joint Ventures	(20)	0	0
Capital Contributions by the Partners of Equity Method Investments and Consolidated Joint Ventures	7	287	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	212,855	66,245	7,823
NET INCREASE (DECREASE) IN CASH	788	5,426	(1,464)
CASH - BEGINNING	11,008	5,582	7,046
CASH - ENDING	11,796	11,008	5,582
SUPPLEMENTAL DISCLOSURES
Interest Paid	1,549	846	581
Taxes Paid	312	299	0
NON-CASH ACTIVITIES
Equipment Financing	474	1,336	542
Equipment Contributed by Consolidated Joint Ventures	$ 0	$ 0	$ 3,355